DISCONTINUED OPERATIONS (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013 Proved Oil and Gas Properties - Weld County, CO [Member]	Mar. 31, 2013 Proved Oil and Gas Properties - Weld County, CO [Member]	Dec. 31, 2012 Proved Oil and Gas Properties - Weld County, CO [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of disposal group held for sale		$ 1,600,000		$ 1,600,000	$ 1,600,000
Gain on disposal of property		143,608		143,608		143,608
Amortization	121,297		449	65,038
Revenues from oil and gas sales, discontinued operations							78,726
Operation expenses, discontinued operations							50,985
Operating income, discontinued operations							$ 27,741